Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		6 Months Ended				12 Months Ended
		Dec. 31, 2014		Jun. 30, 2014		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
NET INCOME		$ 23	[1],[2]	$ 28	[3]	$ 53	[3],[4]	$ 20	[3],[4]	$ 16	[3],[4]
Net unrealized gains (losses) on cash flow hedges:
Effective portion of net unrealized gains (losses) (net of income tax (expense)/benefit of $2, ($3) and $0, respectively)	[4]					(24)		11		(5)
Reclassification from accumulated other comprehensive income (loss) to net income (net of income tax (expense)/benefit of less than ($1), ($1) and less than ($1), respectively)	[4]					5		4		1
Net unrealized gains (losses) on foreign currency translation (net of income tax (expense)/benefit of $1, $0 and $0, respectively)	[4]					(14)		(27)		2
Total other comprehensive loss, net of tax		(19)	[2]	(14)	[2]	(33)	[4]	(12)	[2],[4]	(2)	[2],[4]
COMPREHENSIVE INCOME	[4]			$ 14		$ 20		$ 8		$ 14
Less comprehensive income attributable to noncontrolling interest	[4],[5]	6
COMPREHENSIVE INCOME ATTRIBUTABLE TO NEXTERA ENERGY PARTNERS, LP	[4]	$ 0

[1]	Net income attributable to noncontrolling interest includes the pre-acquisition net income of the 2015 acquisitions. See Note 2 - Basis of Presentation.
[2]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[3]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[4]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[5]	Comprehensive income attributable to noncontrolling interest includes the pre-acquisition comprehensive income of the 2015 acquisitions. See Note 2 - Basis of Presentation.